SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
At cost:
Decoration	$ 324,512
Office equipment	108,922	161,937
Fixture and fittings	3,856	100,085
Motor vehicle	52,629	52,294
Exchange adjustment		2,488
Property and equipment, gross	489,919	316,804
Less: accumulated depreciation	(155,676)	(294,507)
Total	$ 334,243	$ 22,297